Document and Entity Information	Aug. 09, 2021
Prospectus:
Document Type	497
Document Period End Date	Aug. 09, 2021
Registrant Name	IndexIQ ETF Trust
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 09, 2021
Document Effective Date	Aug. 09, 2021
Prospectus Date	Aug. 28, 2020
IQ Global Resources ETF | IQ Global Resources ETF
Prospectus:
Trading Symbol	GRES